Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)

Showing percentage of net assets as of March 31, 2026
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.83%
Communication Services - 3.45%
AMC Networks, Inc.,
Class A* 50,000 $ 339,500
Arena Group Holdings,
Inc. (The)*+ 67,600 146,692
ATN International, Inc. 11,100 302,142
Cardlytics, Inc.* 75,758 79,546
DHI Group, Inc.* 58,800 165,228
Entravision
Communications
Corp., Class A 159,500 473,715
EW Scripps Co. (The),
Class A* 100,500 373,860
Gaia, Inc.* 21,400 59,278
Harte Hanks, Inc.* 20,000 45,400
iHeartMedia, Inc.,
Class A* 61,374 179,212
Marchex, Inc., Class B* 54,500 84,475
Moving Image
Technologies, Inc.* 13,100 6,786
National CineMedia, Inc. 120,000 366,000
Playstudios, Inc.* 158,000 74,134
PSQ Holdings, Inc.*+ 32,000 16,960
PubMatic, Inc., Class A* 44,100 360,738
Saga Communications,
Inc., Class A 13,680 160,056
Skillz, Inc.* 10,000 25,900
Spok Holdings, Inc. 25,000 272,500
System1, Inc.*+ 7,100 21,442
Townsquare Media, Inc.,
Class A+ 14,800 80,364
Travelzoo*+ 40,443 239,422
Vivid Seats, Inc.,
Class A*+ 12,500 73,875
Zedge, Inc., Class B 26,955 78,978
ZipRecruiter, Inc.,
Class A* 120,000 220,800
4,247,003
Consumer Discretionary - 12.46%
1-800-Flowers.com, Inc.,
Class A*+ 47,000 142,880
1stdibs.com, Inc.* 54,900 301,950
aka Brands Holding
Corp.* 9,000 92,809
AMCON Distributing
Co. 2,850 256,699
American Outdoor
Brands, Inc.*+ 16,507 154,175
America's Car-Mart,
Inc.*+ 12,000 152,760
Ark Restaurants Corp.* 7,496 49,174
BARK, Inc.* 143,235 72,563
Industry Company Shares Value
Consumer Discretionary (continued)
Barnes & Noble
Education, Inc.*+ 39,000 $ 344,370
Bassett Furniture
Industries, Inc. 18,544 262,398
Bowl America, Inc.
Escrow
∆
# 13,000 —
Brilliant Earth Group,
Inc., Class A 22,800 30,324
Canterbury Park Holding
Corp. 6,689 103,011
Cato Corp. (The),
Class A* 22,000 62,260
Chegg, Inc.* 135,000 100,075
Children's Place, Inc.
(The)*+ 28,050 94,248
Citi Trends, Inc.* 10,200 441,864
Clarus Corp. 45,500 123,760
Culp, Inc.* 18,000 49,320
Designer Brands, Inc.,
Class A+ 57,500 327,175
Duluth Holdings, Inc.,
Class B* 50,287 158,907
El Pollo Loco Holdings,
Inc.* 35,000 485,100
Emerson Radio Corp.* 47,100 17,757
Envela Corp.* 60,467 1,007,380
Escalade, Inc. 16,508 283,442
Flanigan's Enterprises,
Inc. 7,000 219,310
Flexsteel Industries, Inc. 11,900 534,786
Fossil Group, Inc.* 71,500 308,165
Funko, Inc., Class A* 75,000 236,250
GEN Restaurant Group,
Inc.+ 4,200 8,232
Genesco, Inc.* 14,500 420,355
GoPro, Inc., Class A* 195,000 150,150
Grabagun Digital
Holdings, Inc.* 50,000 150,500
Grove Collaborative
Holdings*+ 52,525 67,232
Hamilton Beach Brands
Holding Co., Class A 13,700 259,615
Holley, Inc.* 85,000 260,950
Hooker Furnishings
Corp. 10,764 138,640
J Jill, Inc.+ 21,800 249,828
Jack in the Box, Inc.+ 30,000 290,100
JAKKS Pacific, Inc. 16,090 320,513
Lakeland Industries,
Inc.+ 10,257 84,005
Legacy Education, Inc.*+ 15,000 187,800
Lifetime Brands, Inc.+ 35,120 201,589

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2026
Quarterly Report | March 31, 2026 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Consumer Discretionary (continued)
Lovesac Co. (The)*+ 19,500 $ 288,015
MasterCraft Boat
Holdings, Inc.* 10,400 213,304
Motorcar Parts of
America, Inc.* 24,053 266,026
Movado Group, Inc. 22,200 542,124
Nerdy, Inc.*+ 168,000 137,122
Noodles & Co.* 7,044 60,226
OneWater Marine, Inc.,
Class A*+ 15,900 150,255
PetMed Express, Inc.* 29,000 66,120
Portillo's, Inc., Class A*+ 50,000 264,500
Purple Innovation, Inc.* 75,000 49,590
Red Robin Gourmet
Burgers, Inc.* 26,500 77,645
Regis Corp.* 3,458 85,378
Rent the Runway, Inc.,
Class A*+ 36,718 175,512
Rocky Brands, Inc. 12,700 491,744
Sleep Number Corp.*+ 35,000 62,825
Solid Power, Inc.*+ 82,000 246,000
Sportsman's Warehouse
Holdings, Inc.* 67,700 95,457
Stoneridge, Inc.* 32,000 154,560
Strattec Security Corp.* 7,100 556,214
Superior Group of Cos.,
Inc. 33,691 342,301
Sypris Solutions, Inc.* 59,404 169,301
Tilly's, Inc., Class A*+ 14,400 58,320
Torrid Holdings, Inc.*+ 80,000 142,400
Unifi, Inc.* 29,500 105,315
United Homes Group,
Inc.* 27,000 31,320
Universal Electronics,
Inc.* 14,900 61,388
Venu Holding Corp.* 35,000 115,850
Vera Bradley, Inc.* 45,100 142,516
Vince Holding Corp.* 14,400 34,704
Weyco Group, Inc. 8,000 256,400
WW International, Inc.*+ 8,000 109,920
Xponential Fitness, Inc.,
Class A*+ 35,000 210,700
Zumiez, Inc.* 16,475 365,086
15,330,559
Consumer Staples - 2.18%
Alico, Inc. 9,950 410,537
AXIL Brands, Inc.* 2,500 17,500
B&G Foods, Inc.+ 100,000 481,000
BRC, Inc., Class A*+ 131,500 102,070
Bridgford Foods Corp.*+ 21,900 163,155
Industry Company Shares Value
Consumer Staples (continued)
Farmer Bros Co.* 20,000 $ 25,400
Hain Celestial Group,
Inc. (The)* 100,000 69,780
Honest Co., Inc. (The)*+ 125,000 367,500
Laird Superfood, Inc.* 15,000 32,250
Lifeway Foods, Inc.* 12,100 234,014
Limoneira Co. 15,000 201,300
Local Bounti Corp.* 16,538 19,184
Medifast, Inc.*+ 25,000 254,750
Natural Alternatives
International, Inc.* 31,610 83,134
United-Guardian, Inc. 13,466 89,280
Zevia PBC, Class A* 110,600 129,402
2,680,256
Energy - 6.70%
Abundia Global Impact
Group, Inc.*+ 2,800 4,032
Aemetis, Inc.* 90,500 288,695
Amplify Energy Corp.* 69,600 434,304
Barnwell Industries, Inc.* 35,000 37,800
Battalion Oil Corp.*+ 15,000 58,500
Comstock, Inc.*+ 63,000 192,150
Dawson Geophysical
Co.* 21,710 75,117
DMC Global, Inc.* 28,000 145,880
Empire Petroleum
Corp.*+ 8,300 24,568
Evolution Petroleum
Corp.+ 50,800 232,664
Forum Energy
Technologies, Inc.* 8,300 486,878
FutureFuel Corp. 55,100 212,135
Geospace Technologies
Corp.*+ 30,000 366,000
Gran Tierra Energy,
Inc.*+ 77,500 695,175
KLX Energy Services
Holdings, Inc.* 21,702 56,425
Mammoth Energy
Services, Inc.* 60,000 147,000
Mexco Energy Corp. 8,000 81,760
NACCO Industries, Inc.,
Class A 9,470 492,156
Natural Gas Services
Group, Inc. 21,602 815,259
New Era Energy &
Digital, Inc.* 67,700 274,862
New Fortress Energy,
Inc.*+ 299,700 176,823
Oil States International,
Inc.* 25,000 291,000

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2026
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Energy (continued)
PEDEVCO Corp.* 7,385 $ 118,160
Ranger Energy Services,
Inc., Class A 29,200 500,488
Ring Energy, Inc.* 268,650 411,035
SEACOR Marine
Holdings, Inc.* 31,800 227,688
Smart Sand, Inc. 133,200 681,984
W&T Offshore, Inc. 210,000 716,100
8,244,638
Financials - 16.80%
Acacia Research Corp.* 50,000 240,500
Advanced Flower
Capital, Inc.+ 30,796 86,845
AmeriServ Financial, Inc. 24,171 87,499
Associated Capital
Group, Inc., Class A 2,551 100,254
Atlantic American Corp. 100,256 233,596
Auburn National
BanCorp, Inc.+ 4,000 95,460
Avidbank Holdings, Inc.* 12,500 356,250
Bakkt, Inc.*+ 31,610 232,650
Bankwell Financial
Group, Inc. 9,202 446,481
BayCom Corp. 14,400 428,040
BCB Bancorp, Inc. 24,300 218,214
Blue Foundry Bancorp*+ 20,000 264,800
BRC Group Holdings,
Inc.*+ 40,000 292,800
C&F Financial Corp. 5,390 393,147
CB Financial Services,
Inc. 10,000 341,800
Chemung Financial
Corp. 6,298 338,958
Citizens Community
Bancorp, Inc. 10,600 209,880
Citizens, Inc.*+ 80,331 404,065
CoastalSouth
Bancshares, Inc. 14,909 366,612
Cohen & Co., Inc. 4,500 67,905
Colony Bankcorp, Inc. 22,676 452,840
Consumer Portfolio
Services, Inc.* 55,500 429,015
Eagle Bancorp Montana,
Inc. 14,021 288,552
eHealth, Inc.* 50,000 64,500
FG Nexus, Inc.* 5,000 24,950
Finance Of America
Cos., Inc., Class A*+ 12,844 213,210
Finwise Bancorp* 19,800 314,028
First Bancorp, Inc. (The) 5,000 140,150
Industry Company Shares Value
Financials (continued)
First Guaranty
Bancshares, Inc. 14,256 $ 115,759
First Internet Bancorp 12,800 260,864
First Northwest Bancorp 10,250 88,970
First United Corp. 7,592 278,171
First Western Financial,
Inc.* 12,651 310,962
Great Elm Group, Inc.* 34,597 64,696
Hanover Bancorp, Inc. 12,600 272,034
Hawthorn Bancshares,
Inc. 13,148 442,956
Innventure, Inc.*+ 98,315 384,412
Investar Holding Corp. 10,600 289,062
James River Group
Holdings, Inc. 58,000 365,400
Katapult Holdings, Inc.*+ 3,316 23,411
Kingsway Financial
Services, Inc.* 30,000 312,900
Lake Shore Bancorp,
Inc. 10,356 157,204
Landmark Bancorp, Inc. 6,977 173,030
Magyar Bancorp, Inc. 10,579 183,122
Marygold Cos., Inc.
(The)* 79,767 90,934
MBIA, Inc.* 74,500 440,295
Medallion Financial
Corp. 53,744 460,049
Meridian Corp. 15,603 295,833
NewtekOne, Inc. 26,700 292,365
Norwood Financial Corp. 10,276 302,320
Octave Specialty Group,
Inc.* 63,500 295,275
Ohio Valley Banc Corp. 5,500 241,230
Onity Group, Inc.* 14,716 577,897
OP Bancorp 20,500 272,650
Open Lending Corp.* 144,700 180,875
Oportun Financial Corp.* 70,000 322,700
OptimumBank Holdings,
Inc.* 16,600 84,660
PCB Bancorp 18,000 404,820
Peoples Bancorp of
North Carolina, Inc. 6,452 252,660
Primis Financial Corp. 36,557 485,477
Princeton Bancorp, Inc. 9,979 336,991
Provident Financial
Holdings, Inc. 8,300 133,796
Riverview Bancorp, Inc. 24,506 134,783
Security National
Financial Corp.,
Class A* 53,238 504,696
Selectquote, Inc.* 220,000 138,490

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2026
Quarterly Report | March 31, 2026 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Silvercrest Asset
Management Group,
Inc., Class A 16,102 $ 216,411
Southern First
Bancshares, Inc.* 9,955 542,548
Summit State Bank* 7,820 104,553
Timberland Bancorp, Inc. 9,104 358,971
Union Bankshares, Inc. 5,575 135,584
United Security
Bancshares 33,000 346,830
USCB Financial
Holdings, Inc. 15,000 278,100
Usio, Inc.* 90,000 102,600
Waterstone Financial,
Inc. 32,647 588,625
Western New England
Bancorp, Inc. 32,844 424,673
Westwood Holdings
Group, Inc. 27,500 452,925
20,656,570
Health Care - 27.57%
4D Molecular
Therapeutics, Inc.*+ 50,000 465,500
Aardvark Therapeutics,
Inc.* 27,000 101,790
Aclaris Therapeutics,
Inc.* 167,019 626,321
Acme United Corp.+ 6,235 280,014
Acrivon Therapeutics,
Inc.* 38,000 52,820
Actinium
Pharmaceuticals, Inc.* 40,000 39,812
Actuate Therapeutics,
Inc.* 30,982 84,891
Acumen
Pharmaceuticals, Inc.* 87,871 207,376
AirSculpt Technologies,
Inc.*+ 89,800 254,134
Alector, Inc.* 142,500 306,375
Allogene Therapeutics,
Inc.* 250,000 610,000
Alpha Teknova, Inc.*+ 50,000 144,500
Alto Neuroscience,
Inc.*+ 25,000 562,000
ALX Oncology Holdings,
Inc.* 61,000 122,305
American Shared
Hospital Services* 8,700 12,615
American Well Corp.,
Class A* 5,000 26,300
AN2 Therapeutics, Inc.*+ 59,000 201,780
Industry Company Shares Value
Health Care (continued)
Anika Therapeutics, Inc.* 17,500 $ 253,750
Annexon, Inc.* 85,000 470,900
Annovis Bio, Inc.*+ 33,577 74,877
Anteris Technologies
Global Corp.*+ 60,000 333,000
Apyx Medical Corp.* 55,300 204,057
Arcturus Therapeutics
Holdings, Inc.*+ 36,500 281,780
Armata Pharmaceuticals,
Inc.* 41,382 423,752
Artiva Biotherapeutics,
Inc.* 35,000 225,400
Atara Biotherapeutics,
Inc.*+ 14,000 66,220
Atea Pharmaceuticals,
Inc.*+ 110,300 593,414
Aura Biosciences, Inc.*+ 16,276 108,886
BioAge Labs, Inc.* 30,000 524,700
Biodesix, Inc.*+ 10,000 145,000
Biomea Fusion, Inc.*+ 84,600 129,438
Black Diamond
Therapeutics, Inc.* 88,000 187,440
Boundless Bio, Inc.* 50,500 55,550
C4 Therapeutics, Inc.* 120,000 315,600
Cabaletta Bio, Inc.*+ 122,675 329,996
CAMP4 Therapeutics
Corp.* 25,000 110,250
Candel Therapeutics,
Inc.*+ 70,000 343,000
CareCloud, Inc.* 33,900 123,735
Caribou Biosciences,
Inc.* 113,500 215,650
Cartesian Therapeutics,
Inc.*+ 25,000 153,750
CEL-SCI Corp.* 7,500 24,075
Cerus Corp.* 225,000 409,500
Claritev Corp.*+ 3,048 49,804
Climb Bio, Inc.* 73,800 505,530
Codexis, Inc.* 117,000 190,710
Coherus Oncology, Inc.* 150,000 253,500
Contineum Therapeutics,
Inc., Class A* 26,900 351,314
Corvus Pharmaceuticals,
Inc.* 20,000 292,600
Cross Country
Healthcare, Inc.*+ 44,081 414,361
Cumberland
Pharmaceuticals, Inc.* 25,000 81,250
CVRx, Inc.*+ 49,600 469,216
Definitive Healthcare
Corp.* 44,200 54,366

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2026
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Health Care (continued)
Design Therapeutics,
Inc.* 45,000 $ 478,800
Editas Medicine, Inc.* 126,000 311,220
Electromed, Inc.* 17,800 416,698
Enanta Pharmaceuticals,
Inc.* 17,500 221,025
Entrada Therapeutics,
Inc.* 25,000 315,500
Exagen, Inc.* 37,802 113,406
Fate Therapeutics, Inc.* 185,000 222,000
Foghorn Therapeutics,
Inc.* 68,000 325,040
Fractyl Health, Inc.* 208,925 95,646
Gain Therapeutics,
Inc.*+ 30,004 58,208
Humacyte, Inc.*+ 210,000 127,407
Hyperfine, Inc.*+ 97,800 105,624
Immuneering Corp.,
Class A*+ 49,849 262,704
InfuSystem Holdings,
Inc.* 34,800 321,204
Inhibrx Biosciences, Inc.* 6,500 436,995
Inogen, Inc.* 36,700 226,806
Invivyd, Inc.* 93,400 121,420
Ironwood
Pharmaceuticals, Inc.* 104,500 366,795
Kalaris Therapeutics,
Inc.*+ 22,500 129,825
Karyopharm
Therapeutics, Inc.* 22,000 122,540
Kewaunee Scientific
Corp.* 5,815 199,280
Kodiak Sciences, Inc.*+ 15,500 590,860
Kyverna Therapeutics,
Inc.*+ 29,000 250,270
Larimar Therapeutics,
Inc.* 34,916 157,122
Lexeo Therapeutics, Inc.* 10,000 57,400
Lifecore Biomedical, Inc.* 56,900 211,668
LifeMD, Inc.*+ 70,500 254,505
Lineage Cell
Therapeutics, Inc.*+ 221,000 349,180
Lyell Immunopharma,
Inc.* 18,000 361,080
MacroGenics, Inc.* 73,500 212,415
MAIA Biotechnology,
Inc.* 36,000 50,400
MBX Biosciences, Inc.*+ 7,500 223,875
MediciNova, Inc.* 50,247 68,838
Metagenomi
Therapeutics, Inc.* 62,200 83,348
Milestone Scientific, Inc.* 99,500 28,656
Industry Company Shares Value
Health Care (continued)
Monte Rosa
Therapeutics, Inc.* 30,000 $ 493,500
NanoViricides, Inc.* 36,039 32,871
Nautilus Biotechnology,
Inc.* 130,000 504,400
Neonc Technologies
Holdings, Inc.* 7,100 49,771
Neumora Therapeutics,
Inc.* 225,000 438,750
Neuraxis, Inc.*+ 5,000 37,000
Neurogene, Inc.*+ 18,781 378,625
Neuronetics, Inc.*+ 95,205 138,047
Nkarta, Inc.* 95,000 200,450
Olema Pharmaceuticals,
Inc.* 25,000 372,750
Omeros Corp.*+ 25,000 264,000
OmniAb, Inc.* 185,000 290,450
OraSure Technologies,
Inc.* 105,000 315,000
Orchestra BioMed
Holdings, Inc.* 63,500 269,875
OS Therapies, Inc.* 25,000 35,250
Owlet, Inc.* 14,225 73,116
PepGen, Inc.* 36,000 63,720
Perspective
Therapeutics, Inc.*+ 100,000 417,000
Pliant Therapeutics, Inc.* 82,300 103,698
PMV Pharmaceuticals,
Inc.* 76,900 95,356
Prelude Therapeutics,
Inc.* 50,000 171,000
Prime Medicine, Inc.*+ 120,000 417,600
Protalix BioTherapeutics,
Inc.*+ 180,000 390,600
Protara Therapeutics,
Inc.* 63,000 328,230
Pulmonx Corp.* 61,000 78,690
Puma Biotechnology,
Inc.* 73,300 468,387
Pyxis Oncology, Inc.* 70,060 102,288
Quanterix Corp.* 68,226 240,156
Quantum-Si, Inc.* 255,000 197,370
Rani Therapeutics
Holdings, Inc.,
Class A* 114,500 84,135
Retractable
Technologies, Inc.* 64,113 42,411
Sagimet Biosciences,
Inc., Class A* 48,900 255,502
SANUWAVE Health,
Inc.*+ 10,000 172,900
Seer, Inc.* 66,700 112,056

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2026
Quarterly Report | March 31, 2026 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Health Care (continued)
Senseonics Holdings,
Inc.*#+ 49,600 $ 330,336
Sera Prognostics, Inc.,
Class A*+ 41,105 83,443
Seres Therapeutics,
Inc.*+ 7,500 66,525
Serina Therapeutics,
Inc.* 2,495 4,840
Shattuck Labs, Inc.* 42,300 271,989
Sight Sciences, Inc.* 55,533 209,359
Simulations Plus, Inc.* 23,500 277,770
Solid Biosciences, Inc.* 15,000 108,000
Spero Therapeutics, Inc.* 64,800 151,632
Stereotaxis, Inc.* 127,100 233,864
Sutro Biopharma, Inc.* 3,000 74,730
Tactile Systems
Technology, Inc.* 18,000 470,340
Tango Therapeutics,
Inc.*+ 14,000 292,880
Tenaya Therapeutics,
Inc.* 175,000 121,170
Terns Pharmaceuticals,
Inc.* 12,000 632,640
TherapeuticsMD, Inc.* 17,000 34,340
Treace Medical
Concepts, Inc.* 50,000 67,000
TriSalus Life Sciences,
Inc.*+ 65,000 260,000
TruBridge, Inc.*+ 10,300 150,792
TScan Therapeutics,
Inc.* 105,400 106,454
Utah Medical Products,
Inc. 5,000 309,950
Vor BioPharma, Inc.* 6,250 111,500
Voyager Therapeutics,
Inc.* 81,259 313,660
Werewolf Therapeutics,
Inc.* 75,000 62,445
XOMA Royalty Corp.*+ 16,380 513,841
Xtant Medical Holdings,
Inc.* 154,100 85,988
Zentalis
Pharmaceuticals, Inc.* 77,300 180,882
33,903,988
Industrials - 13.28%
3D Systems Corp.* 161,500 303,620
ACCO Brands Corp. 137,700 413,100
AgEagle Aerial Systems,
Inc.* 50,500 45,652
Air Industries Group* 4,000 12,920
Industry Company Shares Value
Industrials (continued)
AIRO Group Holdings,
Inc.* 32,500 $ 247,163
Alpha Pro Tech, Ltd.* 35,901 159,400
Alta Equipment Group,
Inc. 35,000 187,950
Arrive AI, Inc.* 25,000 19,925
Avalon Holdings Corp.,
Class A* 3,900 10,101
Babcock & Wilcox
Enterprises, Inc.* 72,000 1,057,680
BGSF, Inc.+ 12,400 80,228
Bridger Aerospace
Group Holdings, Inc.* 80,000 158,400
ChargePoint Holdings,
Inc.*+ 35,000 170,100
Chicago Rivet &
Machine Co. 7,000 69,650
Commercial Vehicle
Group, Inc.* 55,000 187,550
CompX International,
Inc. 21,586 504,249
Conduent, Inc.* 251,580 322,022
CPI Aerostructures, Inc.* 21,200 83,104
Eastern Co. (The) 9,700 196,328
Espey Mfg. & Electronics
Corp. 4,608 255,375
ESS Tech, Inc.* 20,000 23,400
EVI Industries, Inc. 5,600 115,248
flyExclusive, Inc.*+ 10,300 23,278
Forrester Research, Inc.* 28,100 159,046
Franklin Covey Co.* 15,000 236,850
FreightCar America, Inc.* 42,500 338,725
FuelCell Energy, Inc.* 57,000 372,210
Gencor Industries, Inc.* 29,200 438,000
GrafTech International,
Ltd.* 32,200 218,316
Hurco Cos., Inc.* 13,000 191,230
Hyliion Holdings Corp.* 140,000 246,400
INNOVATE Corp.*+ 25,000 142,000
Innovative Solutions and
Support, Inc.* 25,400 521,462
JELD-WEN Holding,
Inc.* 100,000 124,000
Kelly Services, Inc.,
Class A 40,000 354,000
KULR Technology
Group, Inc.*+ 50,000 118,500
L B Foster Co., Class A* 18,400 513,360
Mastech Digital, Inc.* 30,544 173,795
Matrix Service Co.* 33,500 384,580
Mistras Group, Inc.* 10,700 158,146

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2026
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Industrials (continued)
Mobile Infrastructure
Corp.*+ 10,000 $ 22,400
NL Industries, Inc. 20,000 116,600
NN, Inc.* 57,403 83,234
Orion Group Holdings,
Inc.* 28,153 306,868
Palladyne AI Corp.*+ 44,400 269,508
PAMT CORP* 25,000 211,250
Park Aerospace Corp. 22,000 602,360
Perma-Pipe International
Holdings, Inc.* 22,610 674,004
Proficient Auto Logistics,
Inc.*+ 37,000 250,860
Quad/Graphics, Inc. 44,169 291,957
Radiant Logistics, Inc.* 58,636 413,384
RCM Technologies, Inc.* 16,742 320,442
Resources Connection,
Inc. 38,500 143,605
SIFCO Industries, Inc.* 10,624 141,405
Skillsoft Corp.*+ 18,000 77,220
Southland Holdings,
Inc.*+ 88,000 114,400
Spire Global, Inc.*+ 52,500 660,450
Star Equity Holdings,
Inc.* 13,397 137,721
Stem, Inc.*+ 15,600 137,904
SunPower, Inc.*+ 169,500 215,265
Surf Air Mobility, Inc.*+ 74,146 85,268
T1 Energy, Inc.* 55,000 241,450
Team, Inc.* 6,000 95,640
Tecogen, Inc.*+ 33,048 84,603
TrueBlue, Inc.* 38,000 148,580
TTEC Holdings, Inc.*+ 50,000 125,000
Twin Disc, Inc. 16,579 249,846
Ultralife Corp.* 27,400 178,648
Virco Mfg. Corp.+ 19,400 118,728
Virgin Galactic Holdings,
Inc.*+ 85,000 206,550
Wabash National Corp. 25,000 215,500
Westwater Resources,
Inc.* 75,000 49,043
16,326,756
Information Technology - 10.92%
8x8, Inc.* 218,700 363,042
908 Devices, Inc.*+ 50,500 309,060
ACCESS Newswire,
Inc.*+ 7,500 66,450
Airship AI Holdings,
Inc.*+ 35,700 80,682
Amtech Systems, Inc.* 24,600 287,328
Industry Company Shares Value
Information Technology (continued)
AstroNova, Inc.* 30,041 $ 276,077
Aviat Networks, Inc.* 20,900 472,549
Aware, Inc.* 25,000 31,250
AXT, Inc.* 21,000 1,196,580
Backblaze, Inc., Class A* 81,000 279,450
BK Technologies Corp.* 5,644 421,212
Blaize Holdings, Inc.*+ 102,500 186,550
Castellum, Inc.* 94,794 55,881
Commerce.com, Inc.* 100,000 267,000
Comtech
Telecommunications
Corp.* 38,000 126,160
CPI Card Group, Inc.* 12,500 181,375
CS Disco, Inc.* 65,000 248,300
CSP, Inc.+ 44,145 381,854
Digimarc Corp.*+ 3,000 14,730
Domo, Inc., Class B* 71,000 217,260
Everspin Technologies,
Inc.* 35,400 311,166
Expensify, Inc., Class A* 83,000 72,202
Frequency Electronics,
Inc.*+ 9,000 398,340
GCT Semiconductor
Holding, Inc.*+ 75,000 85,500
Greenidge Generation
Holdings, Inc.* 17,000 18,700
GSI Technology, Inc.* 53,000 272,420
Immersion Corp.+ 40,000 218,400
Information Services
Group, Inc. 68,000 261,120
Inseego Corp.*+ 12,500 139,000
Intellicheck, Inc.* 28,447 198,845
inTEST Corp.* 15,000 204,750
Inuvo, Inc.* 20,000 41,400
Kaltura, Inc.* 209,400 255,468
Key Tronic Corp.* 17,400 47,502
KVH Industries, Inc.* 32,700 292,992
LGL Group, Inc. (The)*+ 9,700 67,415
LivePerson, Inc.*+ 15,666 39,948
Magnachip
Semiconductor Corp.* 40,000 112,000
Methode Electronics,
Inc. 56,000 309,120
M-Tron Industries, Inc.* 6,334 423,428
Network-1 Technologies,
Inc. 23,300 33,552
Ooma, Inc.* 37,000 538,350
Optical Cable Corp.* 12,600 103,950
Quantum Corp.*+ 16,240 77,140
Rackspace Technology,
Inc.*+ 260,000 254,748
RF Industries, Ltd.* 12,900 132,999

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2026
Quarterly Report | March 31, 2026 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Information Technology (continued)
Richardson Electronics,
Ltd. 19,011 $ 208,171
Rimini Street, Inc.* 125,000 410,000
Silvaco Group, Inc.*+ 48,600 344,088
SmartRent, Inc.* 250,000 375,000
Telos Corp.* 35,075 146,964
TransAct Technologies,
Inc.* 26,289 86,491
Trio-Tech International* 48,600 280,908
Turtle Beach Corp.* 23,000 233,220
Unisys Corp.* 95,000 196,650
Unusual Machines, Inc.* 10,000 124,000
Veritone, Inc.*+ 33,800 66,586
WidePoint Corp.* 14,458 72,145
WM Technology, Inc.* 112,300 73,938
Xerox Holdings Corp.+ 96,500 124,485
Xperi, Inc.* 56,000 313,600
13,429,491
Materials - 3.94%
5E Advanced Materials,
Inc.*+ 19,134 26,788
American Vanguard
Corp.* 40,000 99,600
Ampco-Pittsburgh Corp.* 46,200 310,464
Arq, Inc.* 68,779 176,074
Ascent Industries Co.* 15,550 206,971
Aspen Aerogels, Inc.* 75,000 256,500
Clearwater Paper Corp.* 17,500 251,650
Contango Silver & Gold,
Inc.*+ 10,000 187,500
Core Molding
Technologies, Inc.* 14,400 322,560
Flotek Industries, Inc.*+ 12,361 209,766
Friedman Industries, Inc. 19,700 349,084
Idaho Strategic
Resources, Inc.* 16,107 517,357
Loop Industries, Inc.*+ 74,900 107,107
Mercer International,
Inc.+ 90,000 127,800
Northern Technologies
International Corp. 14,522 119,661
Paramount Gold Nevada
Corp.* 125,000 207,500
Ranpak Holdings
Corp.*+ 55,000 196,350
Rayonier Advanced
Materials, Inc.* 25,000 276,750
Solitario Resources
Corp.* 89,500 73,390
Tredegar Corp.* 48,700 387,165
Industry Company Shares Value
Materials (continued)
United States Antimony
Corp.*+ 50,000 $ 436,500
4,846,537
Real Estate - 1.66%
American Realty
Investors, Inc.* 2,363 36,508
AMREP Corp.* 10,858 305,435
Douglas Elliman, Inc.* 210,329 344,940
Maui Land & Pineapple
Co., Inc.* 21,108 324,852
New Concept Energy,
Inc.* 8,400 6,812
Offerpad Solutions, Inc.* 45,400 29,746
RE/MAX Holdings, Inc.,
Class A* 35,000 201,600
Seaport Entertainment
Group, Inc.*+ 16,785 360,542
Stratus Properties, Inc.* 14,250 434,910
2,045,345
Utilities - 0.87%
Cadiz, Inc.*+ 52,568 258,109
Global Water
Resources, Inc. 10,000 75,900
RGC Resources, Inc. 25,000 551,250
Spruce Power Holding
Corp.* 44,025 180,502
1,065,761
TOTAL COMMON STOCKS - 99.83% 122,776,904
(Cost $99,688,768)
.
Rights - 0.01%
AVROBIO, Inc.,
CVR*
∆
#+++ 7,165 —
Enliven Therapeutics,
Inc., CVR*
∆
#+++ 66,800 —
Ikena Oncology, Inc.,
CVR*
∆
#+++ 87,500 —
M-Tron Industries, Inc.,
expiring 04/16/26* 6,334 13,301
TOTAL RIGHTS - 0.01% 13,301
(Cost $ — )

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2026
bridgewayfunds.com
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.08%
Fidelity Investments
Money Market
Government Portfolio
Class I 3.53% 95,938
$ 95,938
TOTAL MONEY MARKET FUND - 0.08% 95,938
(Cost $95,938)
.
Investments Purchased With Cash Proceeds
From Securities Lending - 9.14%
Dreyfus Institutional
Preferred Government
Money Market Fund** 3.60% 11,237,876
11,237,876
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 9.14% 11,237,876
(Cost $11,237,876)
TOTAL INVESTMENTS
-
109.06%
$ 134,124,019
(Cost $111,022,582)
Liabilities in Excess of Other Assets - (9.06%) (11,144,740)
NET ASSETS - 100.00% $ 122,979,279
# Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $330,336, which is 0.27% of total net assets.
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
March 31, 2026.
^ Rate disclosed as of March 31, 2026.
∆ Security was fair valued using significant unobservable inputs. As such, the security is classified as Level 3 in the fair value hierarchy.
+ This security or a portion of the security is out on loan at
March 31, 2026. Total loaned securities had a value of
$18,848,536, which included loaned securities with a value of
$9,800 that have been sold and are pending settlement as of
March 31, 2026. The total market value of loaned securities
excluding these pending sales is $18,838,736.
+++ No stated maturity date.
CVR - Contingent Value Right

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Quarterly Report | March 31, 2026 (Unaudited)
Summary of inputs used to value the Fund’s investments as of 3/31/2026:
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks
Consumer Discretionary $ 15,330,559 $ – $ 0 $ 15,330,559
Financials 20,556,316 100,254 – 20,656,570
Other Industries (a) 86,789,775 – – 86,789,775
Total Common Stocks 122,676,650 100,254 0 122,776,904
Rights 13,301 – 0 13,301
Money Market Fund 95,938 – – 95,938
Investments Purchased With Cash Proceeds From Securities
Lending 11,237,876 – – 11,237,876
TOTAL
$134,023,765 $100,254 $0 $134,124,019
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investment in Securities (Value)
Common
Stocks Rights Total
Balance as of 06/30/2025 $ 69,048 $ 870 $ 69,918
Purchases/Issuances – – –
Sales/Expirations (105,011) (1,740) (106,751)
Return of Capital – – –
Realized Gain/(Loss) 14,549 1,740 16,289
Change in unrealized Appreciation/(Depreciation) 21,414 (870) 20,544
Transfers in – – –
Transfers out – – –
Balance as of 03/31/2026 $ 0 $ 0 $ 0
Net change in unrealized Appreciation/(Depreciation) from investments held as of 03/31/2026 $ – $ – $ –